UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04521

T. Rowe Price State Tax-Free Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: February 29

Date of reporting period: August 31, 2023

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Market Commentary
Portfolio Summary
Fund Expense Example
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
August 31, 2023
SemiAnnual Report
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRXCX California Tax-Free Bond
Fund –
.
TCFEX California Tax-Free Bond
Fund–
.
I Class
T. ROWE PRICE California Tax-Free Bond Fund
Log in to your account at troweprice.com for more information.
* Certain mutual fund accounts that are assessed an annual account service fee
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T. ROWE PRICE California Tax-Free Bond Fund
Market Commentary

Dear Shareholder
Most major global stock and bond indexes produced positive returns during the first half of your fund’s fiscal year, the six-month period ended August 31,
2023. Despite turmoil in the banking sector and a protracted debt ceiling standoff, markets in the U.S. were resilient as economic growth remained positive and corporate earnings results came in stronger than expected.
Technology companies benefited from investor enthusiasm for artificial intelligence developments and helped drive the momentum in the equity market. Growth stocks outperformed value shares, and developed market stocks generally outpaced their emerging market counterparts. Currency movements were mixed over the period, although a weaker dollar versus major
European currencies was beneficial for U.S. investors in European securities.
Within the S&P 500 Index, the communication services, information technology, and consumer discretionary sectors were all lifted by the rally in tech-related companies and recorded significant gains. The financials sector partly recovered from the failure of three large regional banks during the period but still finished in negative territory.
In terms of economic news, inflation remained a primary concern for both investors and policymakers. Price increases moderated during the period but remained well above the Federal Reserve’s 2% target. In response, the Fed continued to raise its short-term lending benchmark rate, lifting it to a target range of 5.25% to 5.50% by period-end, the highest level since March 2001.
In the fixed income market, U.S. Treasury yields increased as the Fed tightened monetary policy and investors priced in the possibility that the central bank may have to keep rates higher for longer than previously anticipated. In addition, Treasuries were pressured by Fitch Ratings’ decision to downgrade the credit rating of U.S. government debt from the highest level, AAA, to
AA+ along with expectations for higher levels of borrowing by the Treasury
Department. The yield on the benchmark 10-year note climbed to 4.36% in mid-August, its highest intraday level since late 2007, before falling back to
4.09% by month-end.
Despite rising yields, returns were positive across most fixed income sectors as investors benefited from the higher coupons that have become available over the past year as well as increasing hopes that the economy might be able to avoid a recession. Tax-exempt municipal bonds were supported by limited issuance in the sector as well as generally strong balance sheets at the state and local level.
T. ROWE PRICE California Tax-Free Bond Fund

Global economies and markets have shown surprising resilience in 2023, but considerable uncertainty remains as the impact of the Fed’s rate hikes has yet to be fully felt in the economy. We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to identify securities that can add value to your portfolio over the long term.
You may notice that this report no longer contains the commentary on your fund’s performance and positioning that we previously included in the semiannual shareholder letters. The Securities and Exchange Commission
(SEC) adopted new rules in January that will require fund reports to transition to a new format known as a Tailored Shareholder Report. This change will require a much more concise summary of performance rather than the level of detail we have provided historically while also aiming to be more visually engaging. As we prepare to make changes to the annual reports to meet the new report regulatory requirements by mid-2024, we felt the time was right to discontinue the optional six-month semiannual fund letter to focus on the changes to come.
While semiannual fund letters will no longer be produced, you may continue to access current fund information as well as insights and perspectives from our investment team on our personal investing website.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President
T. ROWE PRICE California Tax-Free Bond Fund
Portfolio Summary

Note: Copyright © 2023 Fitch Ratings, Inc., Fitch Ratings Ltd. and
its subsidiaries.
Note: © 2023, Moody’s Corporation, Moody’s Investors Service, Inc., Moody’s
Analytics, Inc. and/or their licensors and affiliates (collectively, “Moody’s”).
All rights reserved. Moody’s ratings and other information (“Moody’s
Information”) are proprietary to Moody’s and/or its licensors and are protected by copyright and other intellectual property laws. Moody’s Information is licensed to Client by Moody’s. MOODY’S INFORMATION MAY NOT BE
COPIED OR OTHERWISE REPRODUCED, REPACKAGED, FURTHER
TRANSMITTED, TRANSFERRED, DISSEMINATED, REDISTRIBUTED
OR RESOLD, OR STORED FOR SUBSEQUENT USE FOR ANY SUCH
PURPOSE, IN WHOLE OR IN PART, IN ANY FORM OR MANNER OR BY
ANY MEANS WHATSOEVER, BY ANY PERSON WITHOUT MOODY’S
PRIOR WRITTEN CONSENT. Moody's
®
is a registered trademark.
CREDIT QUALITY DIVERSIFICATION
California Tax-Free Bond Fund
Sources: Credit ratings for the securities held in the
fund are provided by Moody’s, Standard & Poor’s,
and Fitch and are converted to the Standard & Poor’s
nomenclature. A rating of AAA represents the highest-
rated securities, and a rating of D represents the lowest-
rated securities. If the rating agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. T. Rowe Price
uses the rating of the underlying investment vehicle to
determine the creditworthiness of credit default swaps.
The fund is not rated by any agency.
T. ROWE PRICE California Tax-Free Bond Fund

Note: Copyright © 2023, S&P Global Market Intelligence (and its affiliates, as applicable). Reproduction of any information, data or material, including ratings (“Content”) in any form is prohibited except with the prior written permission of the relevant party. Such party, its affiliates and suppliers
(“Content Providers”) do not guarantee the accuracy, adequacy, completeness, timeliness or availability of any Content and are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, or for the results obtained from the use of such Content. In no event shall Content Providers be liable for any damages, costs, expenses, legal fees, or losses (including lost income or lost profit and opportunity costs) in connection with any use of the Content. A reference to a particular investment or security, a rating or any observation concerning an investment that is part of the Content is not a recommendation to buy, sell or hold such investment or security, does not address the appropriateness of an investment or security and should not be relied on as investment advice. Credit ratings are statements of opinions and are not statements of fact.
T. ROWE PRICE California Tax-Free Bond Fund

FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the fund has two share classes: The original share class (Investor Class)
charges no distribution and service (12b-1) fee, and the I Class shares are also available to institutionally oriented clients and impose no 12b-1 or administrative fee payment. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client
(enrollment in these programs generally requires T. Rowe Price assets of at least $250,000).
This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.
T. ROWE PRICE California Tax-Free Bond Fund

CALIFORNIA TAX-FREE BOND FUND
Beginning
Account Value
3/1/23
Ending
Account Value
8/31/23
Expenses Paid
During Period*
3/1/23 to 8/31/23
Investor Class
Actual $1,000.00 $1,013.80 $2.89
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.27   2.90
I Class
Actual   1,000.00   1,014.50   2.23
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.92   2.24
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), and divided by the days in the year (366) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.57%, and
the
2
I Class was 0.44%.
FUND EXPENSE EXAMPLE (CONTINUED)
T. ROWE PRICE California Tax-Free Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
8/31/23
.. Year ..
.. Ended .
2/28/23 2/28/22 2/28/21 2/29/20 2/28/19
NET ASSET VALUE
Beginning of period $ 10.52 $ 11.49 $ 11.80 $ 12.04 $ 11.34 $ 11.33
Investment activities
Net investment
income
(1)(2)
0.17 0.31 0.30 0.32 0.34 0.35
Net realized and
unrealized gain/loss (0.02) (0.97) (0.27) (0.23) 0.70 0.01
Total from
investment activities 0.15 (0.66) 0.03 0.09 1.04 0.36
Distributions
Net investment
income (0.17) (0.30) (0.30) (0.32) (0.34) (0.35)
Net realized gain — (0.01) (0.04) (0.01) — —
(3)
Total distributions (0.17) (0.31) (0.34) (0.33) (0.34) (0.35)
NET ASSET VALUE
End of period $ 10.50 $ 10.52 $ 11.49 $ 11.80 $ 12.04 $ 11.34
T. ROWE PRICE California Tax-Free Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
8/31/23
.. Year ..
.. Ended .
2/28/23 2/28/22 2/28/21 2/29/20 2/28/19
Ratios/Supplemental Data
Total return
(2)(4)
1.38% (5.71)% 0.13% 0.80% 9.32% 3.23%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates 0.57%
(5)
0.58% 0.53% 0.53% 0.53% 0.54%
Net expenses after
waivers/payments
by Price Associates 0.57%
(5)
0.58% 0.53% 0.53% 0.53% 0.54%
Net investment
income 3.14%
(5)
2.87% 2.48% 2.74% 2.93% 3.09%
Portfolio turnover rate 4.1% 28.3% 8.3% 16.1% 8.3% 14.2%
Net assets, end of
period (in thousands) $355,830 $349,156 $455,003 $562,592 $623,994 $590,159
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 5 for details of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized
T. ROWE PRICE California Tax-Free Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
8/31/23
.. Year ..
.. Ended .
2/28/23 2/28/22 2/28/21 2/29/20 2/28/19
NET ASSET VALUE
Beginning of period $ 10.51 $ 11.49 $ 11.79 $ 12.03 $ 11.34 $ 11.33
Investment activities
Net investment
income
(1)(2)
0.17 0.32 0.31 0.33 0.35 0.36
Net realized and
unrealized gain/loss (0.02) (0.97) (0.26) (0.23) 0.69 0.01
Total from
investment activities 0.15 (0.65) 0.05 0.10 1.04 0.37
Distributions
Net investment
income (0.17) (0.32) (0.31) (0.33) (0.35) (0.36)
Net realized gain — (0.01) (0.04) (0.01) — —
(3)
Total distributions (0.17) (0.33) (0.35) (0.34) (0.35) (0.36)
NET ASSET VALUE
End of period $ 10.49 $ 10.51 $ 11.49 $ 11.79 $ 12.03 $ 11.34
T. ROWE PRICE California Tax-Free Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
8/31/23
.. Year ..
.. Ended .
2/28/23 2/28/22 2/28/21 2/29/20 2/28/19
Ratios/Supplemental Data
Total return
(2)(4)
1.45% (5.66)% 0.33% 0.90% 9.34% 3.34%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates 0.45%
(5)
0.45% 0.43% 0.43% 0.43% 0.44%
Net expenses after
waivers/payments
by Price Associates 0.44%
(5)
0.44% 0.43% 0.43% 0.43% 0.44%
Net investment
income 3.28%
(5)
3.01% 2.59% 2.83% 3.02% 3.21%
Portfolio turnover rate 4.1% 28.3% 8.3% 16.1% 8.3% 14.2%
Net assets, end of
period (in thousands) $336,134 $310,843 $245,613 $134,569 $123,278 $80,904
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 5 for details of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized
T. ROWE PRICE California Tax-Free Bond Fund
August 31, 2023 (Unaudited)

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 98.9%
CALIFORNIA 95.5%
Abag Fin. Auth. for Nonprofit, Sharp Healthcare, Series A, 5.00%,
8/1/43  3,000 3,001
Adelanto Public Utility Auth., Utility System Project, Series A,
5.00%, 7/1/39  (1) 2,000 2,101
Alameda Corridor Transportation Auth., Series C, 5.00%,
10/1/52  (1) 1,000 1,058
Bay Area Toll Auth., Series A, VRDN, 2.75%, 4/1/55  1,600 1,600
Bay Area Toll Auth., Series S-8, 3.00%, 4/1/54  (2) 4,500 3,305
California, GO, 4.25%, 9/1/52  3,510 3,547
California, Series CU, GO, 4.75%, 12/1/42  2,250 2,340
California, Series CU, GO, 4.85%, 12/1/46  1,230 1,281
California Community Choice Fin. Auth., Green Bond, VRDN,
5.00%, 7/1/53 (Tender 8/1/29)  5,475 5,690
California Community Choice Fin. Auth., Green Bond, VRDN,
5.00%, 12/1/53 (Tender 8/1/29)  2,400 2,472
California Community Housing Agency, 5.00%, 8/1/49  (3) 2,000 1,827
California County Tobacco Securitization Agency, Series B-1,
5.00%, 6/1/49  265 268
California Dept. of Water Resources, Water System, Series AS,
5.00%, 12/1/29 (Prerefunded 12/1/24)  (4) 5 5
California EFA, Series A, 4.00%, 12/1/39  1,245 1,144
California EFA, Series A, 5.00%, 12/1/34  1,000 1,048
California EFA, Series A, 5.00%, 12/1/44  3,500 3,515
California EFA, Chapman Univ., 5.00%, 4/1/36  4,260 4,337
California EFA, Univ. of San Francisco, Series A, 5.00%, 10/1/38  1,300 1,363
California EFA, Univ. of San Francisco, Series A, 5.00%, 10/1/43  4,500 4,664
California Enterprise Dev. Auth., Student Housing, Series A, 5.00%,
8/1/35  400 417
California Enterprise Dev. Auth., Student Housing, Series A, 5.00%,
8/1/40  500 511
California Enterprise Dev. Auth., Student Housing, Series A, 5.00%,
8/1/45  550 559
California Enterprise Dev. Auth., Student Housing, Series A, 5.00%,
8/1/50  550 555
California Enterprise Dev. Auth., Student Housing, Series A, 5.00%,
8/1/55  825 828
California HFFA, Adventist Health System, Series B, VRDN, 2.45%,
9/1/38  300 300
California HFFA, Cedars-Sinai Health System, Series A, 3.00%,
8/15/51  (2) 3,250 2,494
California HFFA, Cedars-Sinai Health System, Series A, 4.00%,
8/15/48  3,090 3,000
California HFFA, Cedars-Sinai Medical Center, 5.00%, 11/15/28  560 583
T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
California HFFA, Cedars-Sinai Medical Center, 5.00%, 11/15/29  880 914
California HFFA, Common Spirit Health, Series A, 4.00%, 4/1/37  1,595 1,544
California HFFA, Common Spirit Health, Series A, 4.00%, 4/1/38  1,295 1,233
California HFFA, Kaiser Permanente, Series A-2, 5.00%, 11/1/47  5,000 5,453
California HFFA, Lucile Salter Packard Children's Hosp. at
Stanford, 4.00%, 5/15/51  9,000 8,356
California HFFA, Lucile Salter Packard Children's Hosp. at
Stanford, Series A, 5.00%, 11/15/56  3,350 3,399
California HFFA, Northern California Presbyterian Homes &
Services, 5.00%, 7/1/34  700 725
California HFFA, Northern California Presbyterian Homes &
Services, 5.00%, 7/1/39  1,300 1,332
California HFFA, Northern California Presbyterian Homes &
Services, 5.00%, 7/1/44  1,400 1,427
California HFFA, Providence Healthcare & Services, Unrefunded
Balance, Series A, 5.00%, 10/1/38  1,410 1,423
California HFFA, Stanford Health Care, Series A, 4.00%, 8/15/50  5,870 5,608
California HFFA, Sutter Health, Series A, 5.00%, 11/15/33  1,250 1,337
California HFFA, Sutter Health, Series A, 5.00%, 11/15/34  1,200 1,279
California HFFA, Sutter Health, Series A, 5.00%, 11/15/35  1,000 1,059
California HFFA, Sutter Health, Series A, 5.00%, 11/15/38  2,000 2,088
California HFFA, Sutter Health, Series A, 5.00%, 11/15/48  4,700 4,804
California HFFA, Sutter Health, Series B, 5.00%, 11/15/46
(Prerefunded 11/15/26)  (4) 1,020 1,085
California HFFA, Sutter Health, Unrefunded Balance, Series B,
5.00%, 11/15/46  1,480 1,513
California Housing Fin., Series 2019-1, Class A, 4.25%, 1/15/35  1,437 1,401
California Housing Fin., Series 2019-2, Class A, 4.00%, 3/20/33  2,775 2,678
California Housing Fin., Series 2023-1, Class A, 4.375%, 9/20/36  2,321 2,256
California Infrastructure & Economic Dev. Bank, Series B, 4.125%,
11/1/52  2,835 2,477
California Infrastructure & Economic Dev. Bank, Series B, FRN,
100% of MUNIPSA + 0.70%, 4.76%, 12/1/50 (Tender 6/1/26)  1,175 1,144
California Infrastructure & Economic Dev. Bank, Academy Motion
Picture Arts & Science, 5.00%, 11/1/41  2,840 2,847
California Infrastructure & Economic Dev. Bank, Academy of
Sciences, Series D, FRN, 100% of MUNIPSA + 0.35%, 4.41%,
8/1/47 (Tender 8/1/24)  1,975 1,956
California Infrastructure & Economic Dev. Bank, Green Bond,
4.00%, 10/1/44  5,250 5,165
California Infrastructure & Economic Dev. Bank, Green Bond-
Climate Bond Certified, 5.00%, 8/1/49  3,750 3,954
California Infrastructure & Economic Dev. Bank, Museum of
National History, Los Angeles, 4.00%, 7/1/50  4,850 4,478
California Municipal Fin. Auth., Bowles Hall Foundation, Series A,
5.00%, 6/1/35  300 301
T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
California Municipal Fin. Auth., Bowles Hall Foundation, Series A,
5.00%, 6/1/50  4,830 4,831
California Municipal Fin. Auth., California Baptist Univ., Series A,
5.00%, 11/1/36  (3) 1,920 1,923
California Municipal Fin. Auth., Caritas Affordable Housing,
Series A, 5.25%, 8/15/39  500 503
California Municipal Fin. Auth., Caritas Affordable Housing,
Series A, 5.25%, 8/15/49  1,425 1,432
California Municipal Fin. Auth., Caritas Project, Series A, 4.00%,
8/15/42  635 562
California Municipal Fin. Auth., Caritas Project, Series B, 3.00%,
8/15/31  135 124
California Municipal Fin. Auth., Caritas Project, Series B, 4.00%,
8/15/41  295 266
California Municipal Fin. Auth., Caritas Project, Series B, 4.00%,
8/15/51  435 364
California Municipal Fin. Auth., Caritas Project, Series B, 4.00%,
8/15/56  330 270
California Municipal Fin. Auth., Channing House Project, Series A,
5.00%, 5/15/35  1,000 1,064
California Municipal Fin. Auth., Channing House Project, Series B,
5.00%, 5/15/47  2,200 2,278
California Municipal Fin. Auth., CHF-Davis I, LLC-West Village,
5.00%, 5/15/36  (2) 2,000 2,101
California Municipal Fin. Auth., Claremont College Project,
Series A, 5.00%, 7/1/40  (3) 1,515 1,403
California Municipal Fin. Auth., Claremont College Project,
Series A, 5.00%, 7/1/52  (3) 2,075 1,807
California Municipal Fin. Auth., Community Health System,
Series A, 4.00%, 2/1/51  3,900 3,407
California Municipal Fin. Auth., Eisnhower Medical Center,
Series A, 5.00%, 7/1/33  1,000 1,035
California Municipal Fin. Auth., Eisnhower Medical Center,
Series A, 5.00%, 7/1/36  2,550 2,611
California Municipal Fin. Auth., Green Bond-Orchard Park Student,
4.00%, 5/15/46  (2) 1,750 1,577
California Municipal Fin. Auth., Institute on Aging Project, 5.00%,
8/15/36  365 387
California Municipal Fin. Auth., Institute on Aging Project, 5.00%,
8/15/37  315 332
California Municipal Fin. Auth., John Adams Academies-Lincoln
Project, Series A, 4.00%, 10/1/29  (3) 415 392
California Municipal Fin. Auth., John Adams Academies-Lincoln
Project, Series A, 5.00%, 10/1/39  (3) 900 853
California Municipal Fin. Auth., John Adams Academies-Lincoln
Project, Series A, 5.00%, 10/1/49  (3) 1,000 893
T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
California Municipal Fin. Auth., John Adams Academies-Lincoln
Project, Series A, 5.00%, 10/1/57  (3) 1,650 1,433
California Municipal Fin. Auth., LINXS APM Project, 4.00%,
12/31/47  (1)(5) 2,845 2,590
California Municipal Fin. Auth., LINXS APM Project, Series A,
5.00%, 12/31/38  (5) 1,500 1,517
California Municipal Fin. Auth., LINXS APM Project, Series A,
5.00%, 12/31/43  (5) 5,500 5,501
California Municipal Fin. Auth., LINXS APM Project, Series A,
5.00%, 12/31/47  (5) 5,500 5,426
California Municipal Fin. Auth., MT San Antonio Gardens Project,
5.00%, 11/15/39  1,700 1,599
California Municipal Fin. Auth., MT San Antonio Gardens Project,
5.00%, 11/15/49  3,875 3,431
California Municipal Fin. Auth., MT San Antonio Gardens Project,
Series A, 4.00%, 11/15/52  1,000 719
California Municipal Fin. Auth., MT San Antonio Gardens Project,
Series A, 4.00%, 11/15/56  1,100 773
California Municipal Fin. Auth., National Univ., Series A, 5.00%,
4/1/29  1,045 1,140
California Municipal Fin. Auth., National Univ., Series A, 5.00%,
4/1/30  1,245 1,352
California Municipal Fin. Auth., National Univ., Series A, 5.00%,
4/1/32  1,035 1,117
California Municipal Fin. Auth., National Univ., Series A, 5.00%,
4/1/40  1,000 1,041
California Municipal Fin. Auth., National Univ., Series A, 5.00%,
4/1/41  3,000 3,117
California Municipal Fin. Auth., Orange County Civic CTR
Infrastructure, Series A, 5.00%, 6/1/43  1,950 2,040
California Municipal Fin. Auth., Paradise Valley Estates Project,
Series A, 5.00%, 1/1/30  510 552
California Municipal Fin. Auth., Paradise Valley Estates Project,
Series A, 5.00%, 1/1/31  375 406
California Municipal Fin. Auth., Paradise Valley Estates Project,
Series A, 5.00%, 1/1/32  350 378
California Municipal Fin. Auth., Republic Services, Series A,
VRDN, 4.10%, 7/1/41 (Tender 10/2/23)  (5) 3,000 3,000
California Municipal Fin. Auth., Retirement Housing Foundation,
Series A, 5.00%, 11/15/26  (6) 950 1,007
California Municipal Fin. Auth., Retirement Housing Foundation,
Series A, 5.00%, 11/15/28  (6) 1,005 1,109
California Municipal Fin. Auth., Retirement Housing Foundation,
Series A, 5.00%, 11/15/29  (6) 780 874
California Municipal Fin. Auth., Retirement Housing Foundation,
Series A, 5.00%, 11/15/31  (6) 1,000 1,156
T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
California Municipal Fin. Auth., Retirement Housing Foundation,
Series A, 5.00%, 11/15/32  (6) 1,025 1,201
California Municipal Fin. Auth., Samuel Merritt Univ., 5.25%,
6/1/53  3,775 3,984
California Municipal Fin. Auth., Touro College & Univ. System,
Series A, 4.00%, 1/1/25 (Prerefunded 7/1/24)  (4) 560 564
California Municipal Fin. Auth., UCR North Dist. Phase 1 Student,
5.00%, 5/15/33  1,000 1,051
California Municipal Fin. Auth., Univ. of San Diego, Series A,
5.00%, 10/1/49  4,500 4,660
California Municipal Fin. Auth., West Village, 5.00%, 5/15/37  3,440 3,515
California Municipal Fin. Auth., West Village, 5.00%, 5/15/48  4,025 3,996
California PFA, Enso Village Project, 5.00%, 11/15/46  (3) 500 446
California PFA, Enso Village Project, 5.00%, 11/15/51  (3) 1,000 870
California PFA, Enso Village Project, 5.00%, 11/15/56  (3) 1,000 855
California PFA, Henry Mayo Newhall Hosp., 5.00%, 10/15/32  500 514
California PFA, Henry Mayo Newhall Hosp., 5.00%, 10/15/33  500 513
California PFA, Henry Mayo Newhall Hosp., 5.00%, 10/15/37  1,000 1,008
California PFA, Henry Mayo Newhall Hosp., 5.00%, 10/15/47  3,500 3,387
California PFA, Hoag Memorial Hosp., Series A, 4.00%, 7/15/51  5,000 4,647
California Pollution Control Fin. Auth., Waste Management Project,
Series A, VRDN, 2.50%, 7/1/31 (Tender 5/1/24)  (5) 2,625 2,597
California Public Works Board, Series B, 4.00%, 5/1/37  425 437
California Public Works Board, Series B, 4.00%, 5/1/40  750 741
California Public Works Board, Series B, 4.00%, 5/1/41  1,000 979
California Public Works Board, Series C, 4.00%, 8/1/37  2,250 2,307
California School Fin. Auth., Aspire Public School, 5.00%, 8/1/41
(Prerefunded 8/1/25)  (3)(4) 175 181
California School Fin. Auth., Aspire Public School, Unrefunded
Balance, 5.00%, 8/1/41  (3) 1,825 1,819
California School Fin. Auth., Classical Academies, Series A,
5.00%, 10/1/52  (3) 2,000 1,859
California School Fin. Auth., John Adams Academies, Series A,
5.00%, 7/1/52  (3) 600 530
California School Fin. Auth., Kipp Socal Public School, Series A,
4.00%, 7/1/50  (3) 1,135 953
California School Fin. Auth., Kipp Socal Public School, Series A,
5.00%, 7/1/39  (3) 2,000 2,037
California School Fin. Auth., Kipp Socal Public School, Series A,
5.00%, 7/1/49  (3) 1,850 1,851
California School Fin. Auth., Kipp Socal Public School, Series A,
5.00%, 7/1/54  (3) 1,150 1,143
California School Fin. Auth., New Designs Charter School ADA,
5.00%, 6/1/40  (3) 690 653
California School Fin. Auth., New Designs Charter School ADA,
5.00%, 6/1/50  (3) 2,090 1,901
California State Univ., Series C, 4.00%, 11/1/45  2,125 2,067
T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
California Statewide CDA, 5.00%, 9/2/40  1,055 1,075
California Statewide CDA, 5.375%, 9/2/52  2,000 1,887
California Statewide CDA, Series D, 5.50%, 9/2/53  (7) 2,500 2,457
California Statewide CDA, 899 Charleston Project, Series A,
5.25%, 11/1/44  (3) 1,500 1,207
California Statewide CDA, CHF-Irvine, 5.00%, 5/15/34  1,250 1,279
California Statewide CDA, CHF-Irvine, 5.00%, 5/15/35  1,000 1,020
California Statewide CDA, CHF-Irvine, 5.00%, 5/15/40  950 961
California Statewide CDA, Enloe Medical Center, 5.00%, 8/15/38
(Prerefunded 2/15/26)  (4) 2,500 2,623
California Statewide CDA, Enloe Medical Center, Series A, 5.25%,
8/15/52  (1) 3,120 3,339
California Statewide CDA, Enloe Medical Center, Series A, 5.375%,
8/15/57  (1) 1,000 1,078
California Statewide CDA, Front Porch Communities & Services,
4.00%, 4/1/41  2,000 1,850
California Statewide CDA, Front Porch Communities & Services,
4.00%, 4/1/51  4,000 3,494
California Statewide CDA, Front Porch Communities & Services,
5.00%, 11/15/44 (Prerefunded 11/15/24)  (1)(4) 1,750 1,791
California Statewide CDA, Front Porch Communities & Services,
Series A, 5.00%, 4/1/28  390 403
California Statewide CDA, Front Porch Communities & Services,
Series A, 5.00%, 4/1/31  175 181
California Statewide CDA, Front Porch Communities & Services,
Series A, 5.00%, 4/1/47  1,750 1,767
California Statewide CDA, Huntington Memorial Hosp. Project,
5.00%, 7/1/43  1,750 1,823
California Statewide CDA, Huntington Memorial Hosp. Project,
5.00%, 7/1/48  5,650 5,836
California Statewide CDA, Infrastructure Program, 5.00%, 9/2/50  800 795
California Statewide CDA, Infrastructure Program, Series A, 5.00%,
9/2/48  940 946
California Statewide CDA, John Muir Health, Series A, 4.00%,
8/15/51  2,100 1,877
California Statewide CDA, John Muir Health, Series A, 5.00%,
8/15/46  1,000 1,019
California Statewide CDA, John Muir Health, Series A, 5.00%,
8/15/51  1,750 1,778
California Statewide CDA, John Muir Health, Series A, 5.00%,
12/1/53  1,000 1,021
California Statewide CDA, Lancer Educational Student Housing
Project, Series A, 5.00%, 6/1/34  (3) 375 365
California Statewide CDA, Lancer Educational Student Housing
Project, Series A, 5.00%, 6/1/39  (3) 675 644
California Statewide CDA, Lancer Educational Student Housing
Project, Series A, 5.00%, 6/1/51  (3) 4,135 3,734
T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/36  (3) 500 500
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.50%, 12/1/58  (3) 7,750 7,752
California Statewide CDA, Methodist Hosp. of Southern CA,
5.00%, 1/1/38  750 759
California Statewide CDA, Methodist Hosp. of Southern CA,
5.00%, 1/1/43  1,800 1,818
California Statewide CDA, Methodist Hosp. of Southern CA,
5.00%, 1/1/48  2,910 2,933
California Statewide CDA, Montage Health, Series A, 4.00%,
6/1/40  1,000 960
California Statewide CDA, Montage Health, Series A, 4.00%,
6/1/41  1,000 959
California Statewide CDA, Montage Health, Series A, 4.00%,
6/1/46  1,755 1,606
California Statewide CDA, Statewide Community Infrastructure
Program, 4.00%, 9/2/29  1,000 1,003
California Statewide CDA, Statewide Community Infrastructure
Program, 5.00%, 9/2/49  1,000 1,006
California Statewide CDA, Statewide Community Infrastructure
Program, Series A-1, 5.00%, 9/2/42  1,000 974
California Statewide CDA, Statewide Community Infrastructure
Program, Series A-1, 5.00%, 9/2/52  1,100 1,030
California Statewide CDA, Univ. of California, Irvine Campus,
Series A, 5.00%, 5/15/26  950 975
California Statewide CDA, Univ. of California, Irvine Campus,
Series A, 5.00%, 5/15/28  1,230 1,279
California Statewide CDA, Univ. of California, Irvine Campus,
Series A, 5.00%, 5/15/42  3,700 3,741
California Statewide CDA, Viamonte Senior Living, Series A,
5.00%, 7/1/30  125 136
California Statewide CDA, Viamonte Senior Living, Series A,
5.00%, 7/1/31  150 164
California Statewide CDA, Viamonte Senior Living, Series A,
5.00%, 7/1/32  100 109
California Statewide CDA, Viamonte Senior Living, Series A,
5.00%, 7/1/33  125 136
California, Various Purpose, GO, 5.00%, 10/1/39  2,375 2,406
California, Various Purpose, GO, 5.00%, 11/1/43  2,300 2,305
Chino Valley Unified School Dist., Series B, GO, 3.375%,
8/1/50  (1) 7,500 6,040
Compton Community Redev. Agency Successor Agency, Series A,
5.00%, 8/1/37  (1) 1,700 1,840
Compton Community Redev. Agency Successor Agency, Series A,
5.00%, 8/1/42  (1) 1,250 1,332
T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
CSCDA Community Improvement Auth., Altana Glendale Social
Bonds, Series A-2, 4.00%, 10/1/56  (3) 2,470 1,805
CSCDA Community Improvement Auth., Parallel Anaheim Social
Bonds, 4.00%, 8/1/56  (3) 2,995 2,200
CSCDA Community Improvement Auth., The Link Glendale Social
Bonds, Series A-2, 4.00%, 7/1/56  (3) 3,535 2,453
Del Mar Race Track Auth., 5.00%, 10/1/35  1,665 1,592
Del Mar Race Track Auth., 5.00%, 10/1/36  1,000 949
Federal Home Loan Mortgage Multifamily Variable Rate Certificate,
Series M-049, 3.05%, 4/15/34  1,840 1,597
Foothill-Eastern Transportation Corridor Agency, Series A, 4.00%,
1/15/46  4,000 3,745
Foothill-Eastern Transportation Corridor Agency, Series C, 4.00%,
1/15/32  175 179
Foothill-Eastern Transportation Corridor Agency, Series C, 4.00%,
1/15/33  250 256
Foothill-Eastern Transportation Corridor Agency, Series C, 5.00%,
1/15/30  150 162
Foothill-Eastern Transportation Corridor Agency, Series C, 5.00%,
1/15/31  150 163
Inland Valley Dev. Agency, Tax Allocation, Series A, 5.00%, 9/1/44  4,600 4,606
Inland Valley Dev. Agency, Tax Allocation, Series A, 5.25%, 9/1/37  3,100 3,118
Irvine Fac. Fin. Auth., Series A, 4.00%, 9/1/58  (2) 4,700 4,397
Irvine Ranch Water Dist. Water Service, Series A, VRDN, 2.45%,
10/1/41  2,400 2,400
Irvine Unified School Dist., Community Fac. Dist. No. 09-1, Special
Tax, Series B, 5.00%, 9/1/47  1,295 1,303
Irvine Unified School Dist., Community Fac. Dist. No. 09-1, Special
Tax, Series C, 5.00%, 9/1/47  525 528
Irvine Unified School Dist., Community Fac. Dist. No. 09-1, Special
Tax, Series D, 5.00%, 3/1/57  2,335 2,336
Irvine, Community Fac. Dist. No. 2013-3, Special Tax, 5.00%,
9/1/34  360 364
Irvine, Community Fac. Dist. No. 2013-3, Special Tax, 5.00%,
9/1/37  1,390 1,430
Irvine, Community Fac. Dist. No. 2013-3, Special Tax, 5.00%,
9/1/39  1,000 1,005
Irvine, Community Fac. Dist. No. 2013-3, Special Tax, 5.00%,
9/1/43  2,000 2,028
Irvine, Community Fac. Dist. No. 2013-3, Special Tax, 5.00%,
9/1/44  1,500 1,505
Jefferson Union High School Dist., Series A, GO, 6.45%, 8/1/25  (8) 555 572
Jefferson Union High School Dist., Series A, GO, 6.45%, 8/1/29  (8) 1,000 1,114
Jurupa PFA, Special Tax, Series A, 5.00%, 9/1/33  1,175 1,192
Lake Elsinore, Community Fac. Dist. No. 2016-2, Special Tax,
5.00%, 9/1/43  2,475 2,504
T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Lake Elsinore, Community Fac. Dist. No. 2016-2, Special Tax,
5.00%, 9/1/48  3,640 3,654
Long Beach Bond Fin. Auth., Series A, 5.50%, 11/15/37  2,135 2,278
Long Beach, Harbor, Series A, 5.00%, 5/15/37  (5) 1,300 1,352
Long Beach, Marina System, 5.00%, 5/15/32  1,655 1,678
Long Beach, Marina System, 5.00%, 5/15/45  2,500 2,501
Los Angeles County Fac., Vermont Corridor County Administrative
Building, Series A, 5.00%, 12/1/43  6,400 6,741
Los Angeles County Metropolitan Transportation Auth., Green
Bond-Measure R Junior, Series A, 4.00%, 6/1/37  1,375 1,416
Los Angeles Dept. of Airports, Series A, 4.00%, 5/15/42  (5) 5,225 4,948
Los Angeles Dept. of Airports, Series A, 5.00%, 5/15/35  (5) 500 525
Los Angeles Dept. of Airports, Series A, 5.00%, 5/15/44  (5) 1,000 1,019
Los Angeles Dept. of Airports, Series B, 5.00%, 5/15/36  (5) 1,200 1,231
Los Angeles Dept. of Airports, Series B, 5.00%, 5/15/42  930 974
Los Angeles Dept. of Airports, Series C, 5.00%, 5/15/45  (5) 1,620 1,682
Los Angeles Dept. of Airports, Series D, 4.00%, 5/15/44  (5) 2,500 2,338
Los Angeles Dept. of Airports, Series D, 4.00%, 5/15/51  (5) 2,000 1,803
Los Angeles Dept. of Airports, Series D, 5.00%, 5/15/36  (5) 1,000 1,047
Los Angeles Dept. of Airports, Series D, 5.00%, 5/15/37  (5) 1,000 1,040
Los Angeles Dept. of Airports, Green Bond, Series G, 4.00%,
5/15/47  (5) 1,500 1,388
Los Angeles Dept. of Airports, Revenue Bonds 2015, Series D,
5.00%, 5/15/36  (5) 1,500 1,522
Los Angeles Dept. of Water & Power, Series B, 5.00%, 7/1/52  1,000 1,073
Los Angeles Dept. of Water & Power Water System Revenue,
Series A-1, VRDN, 2.90%, 7/1/50  850 850
Los Angeles Dept. of Water & Power Water System Revenue,
Series B-4, VRDN, 2.70%, 7/1/35  800 800
Los Angeles Dept. of Water & Power Water System Revenue,
Series D, 5.00%, 7/1/52  3,425 3,681
Los Angeles Unified School Dist., Election 2008, Series A, GO,
4.00%, 7/1/34  3,750 3,794
Mesa Water Dist., COP, 4.00%, 3/15/45  1,020 1,000
Metropolitan Water Dist. of Southern California, Series C, FRN,
100% of MUNIPSA + 0.14%, 4.20%, 7/1/47 (Tender 5/21/24)  3,000 2,998
Modesto Elementary School Dist., Series B, GO, 3.00%, 8/1/50  2,700 1,990
Newport Beach, Series A, 4.125%, 9/2/38  575 549
Newport Beach, Series A, 5.00%, 9/2/43  650 666
Norman Y Mineta San Jose Int'l. Airport, Series A, 5.00%,
3/1/24  (5) 1,170 1,176
Norman Y Mineta San Jose Int'l. Airport, Series A, 5.00%,
3/1/25  (5) 1,405 1,412
Norman Y Mineta San Jose Int'l. Airport, Series A, 5.00%,
3/1/41  (5) 2,000 2,033
Norman Y Mineta San Jose Int'l. Airport, Series A, 5.00%,
3/1/47  (5) 2,000 2,016
T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Norman Y Mineta San Jose Int'l. Airport, Series C, 5.00%, 3/1/31  2,000 2,017
Northern California Energy Auth., Series A, VRDN, 4.00%, 7/1/49
(Tender 7/1/24)  3,500 3,495
Oakland Unified School Dist., Alameda County, Series A, GO,
5.00%, 8/1/34 (Prerefunded 8/1/25)  (4) 1,250 1,295
Oakland Unified School Dist., Alameda County, Series A, GO,
5.00%, 8/1/35 (Prerefunded 8/1/25)  (4) 1,210 1,253
Oceanside Unified School Dist., GO, Zero Coupon, 8/1/28  (6)(9) 380 327
Oceanside Unified School Dist., Series A, GO, Zero Coupon,
8/1/28  (6)(9) 500 431
Oceanside Unified School Dist., Prerefunded Balance, Series A,
GO, Zero Coupon, 8/1/28  (6)(9) 250 215
Oceanside Unified School Dist., Unrefunded Balance, GO, Zero
Coupon, 8/1/28  (9) 3,870 3,247
Ontario Int'l Airport Auth., North Terminal Project, Series B, 4.00%,
5/15/36  (1)(5) 1,040 1,027
Ontario Int'l Airport Auth., North Terminal Project, Series B, 4.00%,
5/15/37  (1)(5) 575 561
Ontario Int'l Airport Auth., North Terminal Project, Series B, 4.00%,
5/15/40  (1)(5) 1,350 1,279
Orange County Community Fac. Dist., No. 2015-1, Esencia Village,
Series A, 5.25%, 8/15/45  2,930 2,960
Orange County Community Fac. Dist., No. 2021-1, Rienda,
Series A, 5.00%, 8/15/47  500 497
Orange County Water Dist., Series C, 4.00%, 8/15/35  1,000 1,039
Palo Alto, Limited Obligation, University Ave., 5.00%, 9/2/26  880 888
Palo Alto, Limited Obligation, University Ave., 5.00%, 9/2/27  450 454
Palo Alto, Limited Obligation, University Ave., 5.00%, 9/2/28  525 530
Palomar Health, Election 2004, Series A, GO, Zero Coupon,
8/1/25  (9) 5,000 4,669
Pittsburg Redev. Agency, Successor Agency, Series A, 5.00%,
9/1/28  (1) 3,000 3,138
Pittsburg Redev. Agency, Successor Agency, Series A, 5.00%,
9/1/29  (1) 1,935 2,023
Port of Los Angeles, Harbor Dept., Series A, 5.00%, 8/1/36  (5) 4,075 4,107
Port of Oakland, Intermediate Lien, Series H, 5.00%, 5/1/29  (5) 1,725 1,842
Port of Oakland, Intermediate Lien, Series H, 5.00%, 11/1/29  (5) 1,625 1,744
Rancho Cucamonga Redev. Agency, Successor Agency, 5.00%,
9/1/28  (1) 2,700 2,745
Rancho Cucamonga Redev. Agency, Successor Agency, 5.00%,
9/1/29  (1) 1,800 1,830
Regents of the Univ. of California Medical Center Pooled Revenue,
Series P, 3.50%, 5/15/54  2,000 1,686
Regents of the Univ. of California Medical Center Pooled Revenue,
Series P, 4.00%, 5/15/53  3,000 2,885
Riverside County Transportation Commission, Series B-1, 4.00%,
6/1/46  3,000 2,786
T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Rocklin, Special Tax, 5.00%, 9/1/37  535 541
Rocklin, Special Tax, 5.00%, 9/1/38  975 985
Roseville Natural Gas Fin. Auth., 5.00%, 2/15/26  1,000 1,012
Sacramento City Fin. Auth., 5.00%, 12/1/31  (2) 1,380 1,434
Sacramento City Fin. Auth., 5.00%, 12/1/34  (2) 2,275 2,363
Sacramento County Airport, Series A, 5.00%, 7/1/41  2,175 2,243
Sacramento County Airport, Series B, 5.00%, 7/1/41  2,275 2,346
Sacramento County Airport, Series C, 5.00%, 7/1/36  (5) 4,000 4,157
Sacramento Transient Occupancy Tax, Convention Center,
Series A, 5.00%, 6/1/38  1,240 1,305
Sacramento Transient Occupancy Tax, Convention Center,
Series A, 5.00%, 6/1/43  4,650 4,839
Sacramento, Railyards Community Fac. Dist. No. 201, 5.375%,
9/1/52  (3) 2,195 2,150
San Bernardino Redev. Agency, Successor Agency, Series A,
5.00%, 12/1/25  (1) 1,275 1,315
San Bernardino Redev. Agency, Successor Agency, Series A,
5.00%, 12/1/31  (1) 1,945 2,062
San Clemente, Special Tax, Community Fac. Dist. No. 2006-1,
5.00%, 9/1/40  970 981
San Diego Assn. of Governments South Bay Expressway, Senior
Lien-Toll, Series A, 5.00%, 7/1/38  2,100 2,198
San Diego Assn. of Governments South Bay Expressway, Senior
Lien-Toll, Series A, 5.00%, 7/1/42  2,700 2,788
San Diego County Regional Airport Auth., Series A, 5.00%, 7/1/47  1,800 1,861
San Diego County Regional Airport Auth., Series B, 4.00%,
7/1/46  (5) 2,540 2,298
San Diego County Regional Airport Auth., Series B, 4.00%,
7/1/51  (5) 1,500 1,322
San Diego County Regional Airport Auth., Series B, 5.00%,
7/1/35  (5) 1,215 1,287
San Diego County Regional Airport Auth., Series B, 5.00%,
7/1/37  (5) 1,000 1,044
San Diego County Regional Airport Auth., Series B, 5.00%,
7/1/38  (5) 1,000 1,036
San Diego County Regional Airport Auth., Series B, 5.00%,
7/1/39  (5) 600 620
San Diego County Water Auth., Series A, 5.00%, 5/1/47  1,500 1,625
San Diego County, Special Tax, Harmony Grove Village, Series A,
4.00%, 9/1/45  550 472
San Diego County, Special Tax, Harmony Grove Village, Series A,
4.00%, 9/1/50  1,100 909
San Diego County, Special Tax, Harmony Grove Village,
Improvement Area No. 1, Series A, 4.00%, 9/1/50  875 723
San Diego Public Fac. Fin. Auth., Series A, 5.00%, 5/15/52  5,650 6,081
San Diego Unified School Dist., Green Bond, Series O-2, GO,
4.25%, 7/1/47  3,000 3,001
T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
San Francisco Bay Area Rapid Transit Dist. Sales Tax, Series A,
4.00%, 7/1/37  350 353
San Francisco Bay Area Rapid Transit Dist. Sales Tax, Series A,
4.00%, 7/1/39  625 621
San Francisco City & County Int'l. Airport, Commissions, Series A,
5.00%, 5/1/29  1,000 1,056
San Francisco City & County Int'l. Airport, Commissions, Series A,
5.00%, 5/1/38  (5) 2,710 2,824
San Francisco City & County Int'l. Airport, Commissions, Series A,
5.00%, 5/1/44  (5) 2,950 3,030
San Francisco City & County Int'l. Airport, Commissions, Series A,
5.00%, 5/1/52  (5) 1,000 1,026
San Francisco City & County Int'l. Airport, Commissions, Series B,
5.00%, 5/1/46  (5) 5,000 5,029
San Francisco City & County Int'l. Airport, Commissions, Series E,
4.00%, 5/1/50  (5) 1,800 1,617
San Francisco City & County Int'l. Airport, Commissions, Series E,
5.00%, 5/1/50  (5) 500 510
San Francisco City & County Int'l. Airport, Commissions,
Unrefunded Balance, Series A, 5.00%, 5/1/47  (5) 3,000 3,023
San Francisco Community College Dist., GO, 5.00%, 6/15/31  2,505 2,591
San Francisco Public Utilities Commission Water Revenue,
Series D, 3.00%, 11/1/50  1,500 1,104
San Jose Evergreen Community College Dist., Series C, GO,
4.00%, 9/1/45  3,250 3,210
San Jose Evergreen Community College Dist., Series C, GO,
5.00%, 9/1/40  1,000 1,107
San Jose Redev. Agency, Successor Agency, Series A, 5.00%,
8/1/34  2,500 2,689
San Jose, El Parador Apartments Project, Series A, 6.10%,
1/1/31  (5) 795 794
San Marcos Redev. Agency, Successor Agency, Series A, 5.00%,
10/1/31  2,165 2,234
San Marcos Redev. Agency, Successor Agency, Series A, 5.00%,
10/1/32  850 877
San Marcos Redev. Agency, Successor Agency, Series A, 5.00%,
10/1/34  900 930
San Mateo Foster City School Dist., Series B, GO, 4.00%, 8/1/48  4,000 3,970
Santa Margarita Water Dist., Community Fac. Dist. 2013-1, 5.625%,
9/1/36 (Prerefunded 9/1/23)  (4) 1,155 1,155
Santa Monica Redev. Agency, Earthquake Recovery, 5.875%,
7/1/36  1,390 1,394
Santa Monica Redev. Agency, Earthquake Recovery, 5.875%,
7/1/42  1,500 1,504
South San Francisco Public Fac. Fin. Auth., Police Station Project,
Series A, 4.00%, 6/1/46  1,470 1,436
T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Southern California Tobacco Securitization Auth, Asset Backed,
Series A, Class 1, 5.00%, 6/1/33  1,170 1,271
Southern California Tobacco Securitization Auth, Asset Backed,
Series A, Class 1, 5.00%, 6/1/35  900 969
Sunnyvale Fin. Auth., Green Bond-Civic Center Project, 4.00%,
4/1/50  4,740 4,570
Transbay Joint Powers Auth., Green Bond, Series A, 5.00%,
10/1/45  1,750 1,765
Transbay Joint Powers Auth., Green Bond, Series A, 5.00%,
10/1/49  1,700 1,704
Univ. of California Regents, Series AL-1, VRDN, 2.92%, 5/15/48  2,675 2,675
Univ. of California Regents, Series AL-2, VRDN, 3.00%, 5/15/48  7,650 7,650
Univ. of California Regents, Series AL-4, VRDN, 2.85%, 5/15/48  1,250 1,250
Univ. of California Regents, Series BP-1, VRDN, 2.85%, 5/15/48  1,600 1,600
Univ. of California Regents, Series BP-2, VRDN, 2.92%, 5/15/48  2,400 2,400
Univ. of California Regents, Series M, 5.00%, 5/15/47  4,250 4,436
Univ. of California Regents, Series O, 5.50%, 5/15/58  9,500 10,171
Univ. of California Regents Medical Center, Pooled, Series B-1,
VRDN, 2.80%, 5/15/32  4,500 4,500
Univ. of California Regents Medical Center, Pooled, Series B-2,
VRDN, 3.00%, 5/15/32  1,400 1,400
Univ. of California Regents Medical Center, Pooled, Series L,
4.50%, 5/15/36  1,900 1,924
Univ. of California Regents Medical Center, Pooled, Series O-1,
VRDN, 2.80%, 5/15/45  4,000 4,000
Univ. of California Regents Medical Center, Pooled, Series P,
5.00%, 5/15/47  5,000 5,346
Vernon Electric System Revenue, Series 2022-A, 5.00%, 8/1/41  840 851
Washington Township Health Care Dist., Series A, 4.00%, 7/1/35  600 572
Washington Township Health Care Dist., Series A, 5.00%, 7/1/30  500 518
Washington Township Health Care Dist., Series A, 5.00%, 7/1/31  1,000 1,035
Washington Township Health Care Dist., Series A, 5.00%, 7/1/36  620 623
West Sacramento Fin. Auth., Series A, 5.00%, 9/1/26  (9) 1,255 1,294
661,275
PUERTO RICO 3.4%
Puerto Rico Commonwealth, GO, VR, 11/1/43  (10) 4,396 2,264
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/35  (3) 1,590 1,594
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/24  54 52
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  423 257
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/33  1,329 1,241
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/35  295 271
T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/37  576 516
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/41  345 297
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.375%, 7/1/25  366 373
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  902 940
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  1,317 1,392
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 5.75%,
7/1/31  1,846 1,993
Puerto Rico Electric Power Auth., Series A, 5.05%, 7/1/42  (11)(12) 15 4
Puerto Rico Electric Power Auth., Series CCC, 5.00%, 7/1/27  (11)
(12) 25 7
Puerto Rico Electric Power Auth., Series CCC, 5.25%, 7/1/27  (11)
(12) 225 61
Puerto Rico Electric Power Auth., Series CCC, 5.25%, 7/1/28  (11)
(12) 65 18
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/20  (11)
(12) 80 22
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/24  (11)
(12) 305 83
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/25  (11)
(12) 100 27
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/26  (11)
(12) 125 34
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/27  (11)
(12) 15 4
Puerto Rico Electric Power Auth., Series WW, 5.00%, 7/1/28  (11)
(12) 15 4
Puerto Rico Electric Power Auth., Series WW, 5.25%, 7/1/33  (11)
(12) 75 20
Puerto Rico Electric Power Auth., Series WW, 5.50%, 7/1/18  (11)
(12) 65 18
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/27  (11)
(12) 30 8
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/40  (11)
(12) 80 22
Puerto Rico Electric Power Auth., Series XX, 5.75%, 7/1/36  (11)
(12) 60 16
Puerto Rico Electric Power Auth., Series ZZ, 3.70%, 7/1/17  (11)
(12) 20 5
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/17  (11)
(12) 35 10
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/28  (11)
(12) 25 7
T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/19  (11)
(12) 245 67
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/23  (11)
(12) 70 19
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/24  (11)
(12) 25 7
Puerto Rico Highway & Transportation Auth., Restructured,
Series C, STEP, 0.00%, 7/1/53  2,000 1,262
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.55%,
7/1/40  465 452
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.75%,
7/1/53  7,647 7,150
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/46  10,000 2,773
23,290
Total Municipal Securities (Cost $709,787) 684,565
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 0.4%
Freddie Mac Multifamily ML Certificates, Series 2021-ML10, Class
ACA, 2.046%, 6/25/38  3,412 2,480
Total Non-U.S. Government Mortgage-Backed Securities (Cost
$3,520) 2,480
Total Investments in Securities
99.3% of Net Assets
(Cost $713,307) $ 687,045
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Insured by Assured Guaranty Municipal Corporation
(2) Insured by Build America Mutual Assurance Company
(3) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$50,033 and represents 7.2% of net assets.
(4) Prerefunded date is used in determining portfolio maturity.
(5) Interest subject to alternative minimum tax.
(6) Escrowed to maturity
(7) When-issued security
(8) Insured by National Public Finance Guarantee Corporation
(9) Insured by Assured Guaranty Corporation
T. ROWE PRICE California Tax-Free Bond Fund

The accompanying notes are an integral part of these financial statements.
.
.
.
.
.
.
.
.
.
.
(10) Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board’s Certified
Fiscal Plan.
(11) Non-income producing
(12) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
CDA Community Development Administration/Authority
COP Certificate of Participation
EFA Educational Facility Authority
FRN Floating Rate Note
GO General Obligation
HFFA Health Facility Financing Authority
MUNIPSA Securities Industry and Financial Markets Association (SIFMA) Municipal Swap
Index
PFA Public Finance Authority/Agency
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.
T. ROWE PRICE California Tax-Free Bond Fund
August 31, 2023 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $713,307) $ 687,045
Interest receivable 8,197
Receivable for investment securities sold 390
Cash 242
Receivable for shares sold 134
Other assets 34
Total assets 696,042
Liabilities
Payable for investment securities purchased 2,439
Payable for shares redeemed 858
Investment management fees payable 226
Due to affiliates 28
Other liabilities 527
Total liabilities 4,078
NET ASSETS $ 691,964
Net Assets Consist of:
Total distributable earnings (loss) $ (36,417)
Paid-in capital applicable to 65,919,322 shares of $0.0001 par value capital stock outstanding; 2,000,000,000 shares of the
Corporation authorized 728,381
NET ASSETS $ 691,964
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $355,830; Shares outstanding: 33,889,462) $ 10.50
I Class
(Net assets: $336,134; Shares outstanding: 32,029,860) $ 10.49
T. ROWE PRICE California Tax-Free Bond Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
8/31/23
Investment Income (Loss)
Interest income $ 12,741
Expenses
Investment management 1,325
Shareholder servicing
Investor Class $ 240
I Class 22 262
Prospectus and shareholder reports
Investor Class 9
I Class 2 11
Custody and accounting 98
Registration 23
Legal and audit 20
Proxy and annual meeting 6
Directors 1
Miscellaneous 9
Waived / paid by Price Associates (16)
Total expenses 1,739
Net investment income 11,002
Realized and Unrealized Gain / Loss –
Net realized loss on securities (1,923)
Change in net unrealized gain / loss on securities 424
Net realized and unrealized gain / loss (1,499)
INCREASE IN NET ASSETS FROM OPERATIONS
$ 9,503
T. ROWE PRICE California Tax-Free Bond Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
6 Months
Ended
8/31/23
Year
Ended
2/28/23
Increase (Decrease) in Net Assets
Operations
Net investment income $ 11,002 $ 18,809
Net realized loss (1,923) (8,735)
Change in net unrealized gain / loss 424 (51,220)
Increase (decrease) in net assets from operations 9,503 (41,146)
Distributions to shareholders
Net earnings
Investor Class (5,533) (9,901)
I Class (5,341) (9,315)
Decrease in net assets from distributions (10,874) (19,216)
Capital share transactions
*
Shares sold
Investor Class 40,608 296,977
I Class 49,589 185,839
Distributions reinvested
Investor Class 4,897 8,760
I Class 3,448 6,188
Shares redeemed
Investor Class (38,245) (379,301)
I Class (26,961) (98,718)
Increase in net assets from capital share
transactions 33,336 19,745
T. ROWE PRICE California Tax-Free Bond Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
8/31/23
Year
Ended
2/28/23
Net Assets
Increase (decrease) during period 31,965 (40,617)
Beginning of period 659,999 700,616
End of period $ 691,964 $ 659,999
*Share information (000s)
Shares sold
Investor Class 3,826 28,138
I Class 4,675 16,952
Distributions reinvested
Investor Class 461 827
I Class 325 585
Shares redeemed
Investor Class (3,599) (35,347)
I Class (2,543) (9,341)
Increase in shares outstanding 3,145 1,814
T. ROWE PRICE California Tax-Free Bond Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price State Tax-Free Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The California Tax-Free Bond Fund
(the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks to provide, consistent with prudent portfolio management, the highest level of income exempt from federal and California state income taxes by investing primarily in investment-grade California municipal bonds.
The fund has two classes of shares: the California Tax-Free Bond Fund (Investor Class)
and the California Tax-Free Bond Fund–I Class (I Class). I Class shares require a
$500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Each class has exclusive voting rights on matters related solely to that class;
separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
T. ROWE PRICE California Tax-Free Bond Fund

Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance The FASB issued Accounting Standards Update (ASU),
ASU 2020–04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of
Reference Rate Reform on Financial Reporting in March 2020 and ASU 2021-01 in
January 2021 which provided further amendments and clarifications to Topic 848.
These ASUs provide optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR), and other interbank-offered based reference rates, through December 31, 2022. In December 2022, FASB issued ASU 2022-
06 which defers the sunset date of Topic 848 from December 31, 2022 to December 31,
2024, after which entities will no longer be permitted to apply the relief in Topic 848.
Management intends to rely upon the relief provided under Topic 848, which is not expected to have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. ROWE PRICE California Tax-Free Bond Fund

T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee).
Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the
T. ROWE PRICE California Tax-Free Bond Fund

independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   On August 31, 2023, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
T. ROWE PRICE California Tax-Free Bond Fund

Mortgage-Backed Securities  The fund invests in mortgage-backed securities (MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. MBS are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages; accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments.
When-Issued Securities  The fund enters into when-issued purchase or sale commitments, pursuant to which it agrees to purchase or sell, respectively, an authorized but not yet issued security for a fixed unit price, with payment and delivery not due until issuance of the security on a scheduled future date. When-issued securities may be new securities or securities issued through a corporate action, such as a reorganization or restructuring. Until settlement, the fund maintains liquid assets sufficient to settle its commitment to purchase a when-issued security or, in the case of a sale commitment, the fund maintains an entitlement to the security to be sold. Amounts realized on when-
issued transactions are included in realized gain/loss on securities in the accompanying financial statements.
Other  Purchases and sales of portfolio securities other than short-term securities aggregated $48,330,000 and $27,044,000, respectively, for the six months ended
August 31, 2023.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/
tax differences to reflect tax character but are not adjusted for temporary differences.
The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
T. ROWE PRICE California Tax-Free Bond Fund

The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of February 28, 2023, the fund had $9,038,000 of available capital loss carryforwards.
At August 31, 2023, the cost of investments (including derivatives, if any) for federal income tax purposes was $713,307,000. Net unrealized loss aggregated $26,262,000 at period-end, of which $4,551,000 related to appreciated investments and $30,813,000 related to depreciated investments.
NOTE 5 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.10% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260%
for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At August 31, 2023, the effective annual group fee rate was 0.29%.
The I Class is subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the
I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the
I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
T. ROWE PRICE California Tax-Free Bond Fund

Pursuant to this agreement, expenses were waived/paid by and/or repaid to Price
Associates during the six months ended August 31, 2023 as indicated in the table below.
Including this amount, expenses previously waived/paid by Price Associates in the amount of $53,000 remain subject to repayment by the fund at August 31, 2023. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the six months ended
August 31, 2023, expenses incurred pursuant to these service agreements were $60,000 for Price Associates and $70,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended
August 31, 2023, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 6 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity
I Class
Expense limitation/I Class Limit 0.05%
Expense limitation date 06/30/25
(Waived)/repaid during the period ($000s) $(16)
T. ROWE PRICE California Tax-Free Bond Fund

and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
T. ROWE PRICE California Tax-Free Bond Fund

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
RESULTS OF PROXY VOTING
A Special Meeting of Shareholders was held on July 24, 2023 for shareholders of record on April 7, 2023, to elect the following director-nominees to serve on the Board of all
Price Funds. The newly elected Directors took office effective July 24, 2023.
The results of the voting were as follows:
Teresa Bryce Bazemore, Bruce W. Duncan, Robert J. Gerrard, Jr., Paul F. McBride and
David Oestreicher continue to serve as Directors on the Board of all Price Funds.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .
Votes For Votes Withheld
Melody Bianchetto 268,416,291 2,275,410
Mark J. Parrell 268,553,693 2,457,333
Kellye L. Walker 268,174,949 2,486,113
Eric L. Veiel 269,060,099 2,087,533
T. ROWE PRICE California Tax-Free Bond Fund

TAILORED SHAREHOLDER REPORTS FOR MUTUAL FUNDS AND EXCHANGE
TRADED FUNDS
In October 2022, the Securities and Exchange Commission (SEC) adopted rule and form amendments requiring Mutual Funds and Exchange-Traded Funds to transmit concise and visually engaging streamlined annual and semiannual reports that highlight key information to shareholders. Other information, including financial statements, will no longer appear in the funds’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.
T. ROWE PRICE California Tax-Free Bond Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). In that regard, at a meeting held on March 6–7, 2023 (Meeting), the Board, including all of the fund’s independent directors, approved the continuation of the fund’s Advisory Contract. At the Meeting, the
Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the Advisory
Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.
Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the
T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for
T. ROWE PRICE California Tax-Free Bond Fund

various periods through December 31, 2022. Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2022, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data. In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the
Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups. The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the
Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Adviser under the Advisory Contract and other direct and indirect benefits that the Adviser (and its affiliates) may have realized from its relationship with the fund. In considering soft-
dollar arrangements pursuant to which research may be received from broker-dealers that execute the fund’s portfolio transactions, the Board noted that the Adviser bears the cost of research services for all client accounts that it advises, including the T. Rowe
Price funds. The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the
Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services composed of two components—a group fee rate based on the combined average net assets of most of the T. Rowe Price funds (including the fund)
that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets—and the fund pays its own expenses of operations. The group fee rate decreases as total T. Rowe Price fund assets grow, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds thus allowing shareholders of those funds to share potential economies of scale. The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)
T. ROWE PRICE California Tax-Free Bond Fund

In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe
Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-
party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a group of competitor funds selected by Broadridge (Expense Group)
and (ii) actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a broader set of funds within the Lipper investment classification (Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the first quintile (Expense Group), the fund’s actual management fee rate ranked in the third quintile (Expense Group and
Expense Universe), and the fund’s total expenses ranked in the third quintile (Expense
Group and Expense Universe).
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors; subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States.
Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the proprietary mutual fund business. The Board considered information showing that the Adviser’s mutual fund business is generally more complex from a business and compliance perspective than its institutional
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)
T. ROWE PRICE California Tax-Free Bond Fund

account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its mutual fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the
Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)
T. ROWE PRICE California Tax-Free Bond Fund

LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 (Liquidity Rule) under the Investment Company Act of 1940, as amended, the fund has established a liquidity risk management program
(Liquidity Program) reasonably designed to assess and manage the fund’s liquidity risk, which generally represents the risk that the fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the fund. The fund’s Board of Directors (Board) has appointed the fund’s investment adviser, T. Rowe
Price Associates, Inc. (Adviser), as the administrator of the Liquidity Program. As administrator, the Adviser is responsible for overseeing the day-to-day operations of the
Liquidity Program and, among other things, is responsible for assessing, managing, and reviewing with the Board at least annually the liquidity risk of each T. Rowe Price fund. The Adviser has delegated oversight of the Liquidity Program to a Liquidity Risk
Committee (LRC), which is a cross-functional committee composed of personnel from multiple departments within the Adviser.
The Liquidity Program’s principal objectives include supporting the T. Rowe Price funds’
compliance with limits on investments in illiquid assets and mitigating the risk that the fund will be unable to timely meet its redemption obligations. The Liquidity Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the fund’s liquidity and the periodic classification and reclassification of a fund’s investments into categories that reflect the LRC’s assessment of their relative liquidity under current market conditions.
Under the Liquidity Program, every investment held by the fund is classified at least monthly into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated time frames in current market conditions without significantly changing the investment’s market value.
As required by the Liquidity Rule, at a meeting held on July 24, 2023, the Board was presented with an annual assessment prepared by the LRC, on behalf of the Adviser, that addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including any material changes to the Liquidity Program and the determination of each fund’s Highly Liquid Investment Minimum (HLIM). The annual assessment included consideration of the following factors, as applicable: the fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives; short-term and long-term cash flow projections covering both normal and reasonably foreseeable stressed conditions; and holdings of cash and cash equivalents, as well as available borrowing arrangements.
T. ROWE PRICE California Tax-Free Bond Fund

For the fund and other T. Rowe Price funds, the annual assessment incorporated a report related to a fund’s holdings, shareholder and portfolio concentration, any borrowings during the period, cash flow projections, and other relevant data for the period of April 1,
2022, through March 31, 2023. The report described the methodology for classifying a fund’s investments (including any derivative transactions) into one of four liquidity categories, as well as the percentage of a fund’s investments assigned to each category.
It also explained the methodology for establishing a fund’s HLIM and noted that the LRC reviews the HLIM assigned to each fund no less frequently than annually.
During the period covered by the annual assessment, the LRC has concluded, and reported to the Board, that the Liquidity Program continues to operate adequately and effectively and is reasonably designed to assess and manage the fund’s liquidity risk.
LIQUIDITY RISK MANAGEMENT PROGRAM (continued)
100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F80-051 10/23

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price State Tax-Free Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	October 18, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	October 18, 2023

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	October 18, 2023